Geographic Information	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Geographic Information	Geographic Information
Revenue
Revenues by geography are based on legal jurisdiction. Refer to Note 3, Revenue Recognition, for a disaggregation of revenue by geographic region.
Property and Equipment, net
The following tables present property and equipment by geographic region for the periods presented (in thousands):

	March 31,
	2019	2020
North America	$10,036	$11,296
Europe, Middle East and Africa	7,347	18,590
Asia Pacific	376	1,564
Latin America	166	58
Total property and equipment, net	$17,925	$31,508